Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Income Taxes

Note 9. Income Taxes

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income. The Company considers the scheduled reversal of taxable temporary differences, projected future taxable income and tax planning strategies in making this assessment. A cumulative loss in a particular tax jurisdiction in recent years is a significant piece of evidence with respect to the realizability that is difficult to overcome. Based on the available objective evidence, including recent updates to the taxing jurisdictions generating income, the Company concluded that a valuation allowance should be recorded against all of the Company’s U.S. tax jurisdiction deferred tax assets as of March 31, 2024 and December 31, 2023.

The Tax Cuts and Jobs Act (the Tax Act) provides for a territorial tax system, which began in 2018. It includes the global intangible low-taxed income (“GILTI”) provision. The GILTI provisions require the Company to include in its U.S. income tax return foreign subsidiary earnings in excess of an allowable return on the foreign subsidiary’s tangible assets. The GILTI provisions also allow for a high-tax exclusion if the effective tax rate of the tested income is greater than 18.9%. The Company has evaluated these regulations in determining the appropriate amount of the inclusion for the tax provision. The effective tax rate on the tested income is greater than 18.9%; thus, the Company is utilizing the GILTI high-tax exclusion for purposes of the tax provision for the three months ended March 31, 2024, as well as December 31, 2023.

The Tax Code requires U.S. shareholders to include its share of its Controlled Foreign Corporation’s (CFC) income from dividends, interest, rents, and various other types of income, called Subpart F Income. During the three months ended March 31, 2024, the Company incurred interest income from its foreign CFC’s as additional taxable income in this provision, which is fully offset by net operating losses.

Changes in tax laws may affect recorded deferred tax assets and liabilities and our effective tax rate in the future. In March of 2020, the CARES Act was enacted and made significant changes to Federal tax laws, including certain changes that were retroactive to the 2019 tax year. The effects of these changes relate to deferred tax assets and net operating losses; all of which are offset by valuation allowance. There were no material income tax consequences of this enacted legislation on the reporting period of these financial statements.

The Company is subject to possible examinations not yet initiated for Federal purposes for the fiscal years 2020 through 2022. The Company is also subject to possible examinations for state and local purposes. In most cases, these examinations in the state and local jurisdictions remain open based on the particular jurisdiction’s statute of limitations

FG Group Holdings Inc [Member]
Income Taxes

11. Income Taxes

(Loss) income from continuing operations before income taxes consists of (in thousands):

	Years Ended December 31,
	2023	2022
United States	$(7,272)	$(7,401)
Foreign	(3,169)	1,275
Total	$(10,441)	$(6,126)

Income tax (benefit) expense from continuing operations consists of (in thousands):

	Years Ended December 31,
	2023	2022
Federal:
Current	$115	$-
Deferred	-	-
Total	-	-
State:
Current	160	22
Deferred	-	-
Total	-	-
Foreign:
Current	757	1,173
Deferred	(1,692)	(722)
Total	(935)	451
Total	$(660)	$473

Income tax (benefit) expense from continuing operations differed from the amounts computed by applying the U.S. Federal income tax rate to pretax loss from continuing operations as follows (in thousands):

	Years Ended December 31,
	2023	2022
Expected federal income tax expense (benefit)	$(2,194)	$(1,403)
State income taxes, net of federal benefit	771	(662)
Foreign tax rate differential	285	71
Change in state tax rate	536	(303)
Change in valuation allowance	(1,813)	2,568
GILTI inclusion	(161)	-
Return to provision	(383)	61
Foreign dividend inclusion	-	69
Deferred tax adjustments	2,951	15
Other	(652)	57
Total	$(660)	$473

Deferred tax assets and liabilities were comprised of the following (in thousands):

	December 31, 2023	December 31, 2022
Deferred tax assets:
Deferred revenue	$142	$110
Non-deductible accruals	224	79
Inventory reserves	102	124
Stock compensation expense	620	587
Warranty reserves	115	81
Uncollectible receivable reserves	40	68
Net operating losses	2,890	5,888
Tax credits	1,699	1,699
Disallowed interest expense	1,697	1,460
Equity in income of equity method holdings	2,154	13
Depreciation and amortization	1,863	-
Other	127	162
Total deferred tax assets	11,673	10,271
Valuation allowance	(11,535)	(11,645)
Net deferred tax assets after valuation allowance	138	(1,374)
Deferred tax liabilities:
Depreciation and amortization	567	544
Cash repatriation	2,771	2,933
Total deferred tax liabilities	3,338	3,477
Net deferred tax liability	$(3,200)	$(4,851)

The tax expense/benefit for the Content Business have been allocated to discontinued operations.

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income. The Company considers the scheduled reversal of taxable temporary differences, projected future taxable income and tax planning strategies in making this assessment. A cumulative loss in a particular jurisdiction in recent years is a significant piece of evidence with respect to the realizability that is difficult to overcome. Based on the available objective evidence including recent updates to the taxing jurisdictions generating income, the Company concluded that a valuation allowance of $11.5 million and $11.6 million should be recorded against the Company’s U.S. tax jurisdiction deferred tax assets as of December 31, 2023 and 2022, respectively. The overall change in valuation allowance was a reduction of $0.1 million; however some changes in valuation allowance were allocated to discontinued operations. The effective tax rate above relates only to continuing operations.

The Company recorded a deferred tax liability related to withholding tax on the repatriation of earnings from its Canadian subsidiary of $2.8 million and $2.9 million as of December 31, 2023 and December 31, 2022, respectively.

A provision of Tax Cuts and Jobs Act of 2017 (the “2017 Tax Act”) was the implementation of the Global Intangible-Low Taxed Income Tax, or “GILTI.” The Company has elected to account for the impact of GILTI in the period in which the tax actually applies to the Company. During the year ended December 31, 2023, the Company did not incur any additional taxable income as a result of this provision. The Company is electing the GILTI High Tax Exclusion.

The Tax Code requires U.S. shareholders to include its share of its controlled foreign corporation’s income from dividends, interest, rents, and various other types of income, called Subpart F Income. During the year ended December 31, 2023, the Company incurred $0.9 million of Subpart F Income as additional taxable income in this provision.

As a result of the Separation and IPO, the Company recognized an $11.1 million gain under Section 367 of the Internal Revenue Code (the “Code”) for the year ended December 31, 2023. No deferred tax asset was established as a result of the gain recognition. The gain is fully offset by net operating loss carryforwards, which are discussed below.

The Company’s gross net operating loss carryforwards for Federal tax purposes total approximately $8.8 million and $19.7 million at December 31, 2023 and 2022 respectively, expiring at various times in 2033 through 2037 for Federal losses generated through December 31, 2017. The Company was in a taxable income position for the year ended December 31, 2023 and utilized carryforwards available. This resulted in an overall decrease to the deferred tax asset related to the net operating loss carryforwards. Approximately $0.9M of net operating losses remaining are able to fully offset future taxable income; the remaining carryforward as of December 31, 2023 is subject to the 80% limitation enacted by the 2017 Tax Act.

Also as a result of the 2017 Tax Act, all Federal net operating losses that are generated beginning January 1, 2018 and beyond will carryforward indefinitely. The Company has foreign tax credit carryforwards of approximately $1.7 million at December 31, 2023 that expire in 2024. Utilization of these losses may be limited in the event certain changes in ownership occur.

In March 2020, The Coronavirus Aid, Relief, and Economic Security Act was enacted and made significant changes to Federal tax laws, including certain changes that were retroactive to the 2019 tax year. Changes in tax laws are accounted for in the period of enactment and the retroactive effects are recognized in these financial statements. There were no material income tax consequences of this enacted legislation on the reporting period of these financial statements.

The Company is subject to possible examinations not yet initiated for Federal purposes for the fiscal years 2020, 2021 and 2022. In most cases, the Company has examinations open for state or local jurisdictions based on the particular jurisdiction’s statute of limitations.

Estimated amounts related to underpayment of income taxes, including interest and penalties, are classified as a component of income tax expense in the consolidated statements of operations and were not material for the years ended December 31, 2023 and 2022. Amounts accrued for estimated underpayment of income taxes were zero as of December 31, 2023 and 2022.

Strong Global Entertainment Inc [Member]
Income Taxes

12. Income and Other Taxes

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income. The Company considers the scheduled reversal of taxable temporary differences, projected future taxable income and tax planning strategies in making this assessment. A cumulative loss in a particular tax jurisdiction in recent years is a significant piece of evidence with respect to the realizability that is difficult to overcome. Based on the available objective evidence, including recent updates to the taxing jurisdictions generating income, the Company concluded that a valuation allowance should be recorded against all of the Company’s U.S. tax jurisdiction deferred tax assets as of March 31, 2024 and December 31, 2023.

Changes in tax laws may affect recorded deferred tax assets and liabilities and our effective tax rate in the future. In March 2020, the Coronavirus Aid, Relief, and Economic Security Act (CARES Act) was enacted and made significant changes to Federal tax laws, including certain changes that were retroactive to the 2019 tax year. The effects of these changes relate to deferred tax assets and net operating losses; all of which are offset by valuation allowance. There were no material income tax consequences of this enacted legislation on the reporting period of these financial statements.

The Company is subject to possible examinations not yet initiated for Federal purposes for the fiscal years 2020 through 2022. The Company is also subject to possible examinations for state and local purposes. In most cases, these examinations in the state and local jurisdictions remain open based on the particular jurisdiction’s statute of limitations.

12. Income Taxes

Income from continuing operations before income taxes consists of (in thousands):

	Years Ended December 31,
	2023	2022
United States	$1,722	$1,015
Foreign	1,705	1,775
Total income from continuing operations	$3,427	$2,790

Income tax expense from continuing operations consists of (in thousands):

	Years Ended December 31,
	2023	2022
Federal:
Current	$115	$-
Deferred	-	-
Total	-	-
State:
Current	37	2
Deferred	-	-
Total	-	2
Foreign:
Current	580	639
Deferred	(255)	(106)
Total	325	533
Total income tax expense from continuing operations	$477	$535

Income tax expense from continuing operations differed from the amounts computed by applying the U.S. Federal income tax rate to pretax income as follows (in thousands):

	Years Ended December 31,
	2023	2022
Expected federal income tax provision	$766	$586
State income taxes, net of federal benefit	(7)	41
Foreign tax rate differential	157	99
Change in state tax rate	51	(136)
Change in valuation allowance	(328)	(211)
Permanent items	23	155
Return to provision	37	5
Other	(222)	(4)
Total income tax expense from continuing operations	$477	$535

Deferred tax assets and liabilities of continuing operations were comprised of the following (in thousands):

	December 31, 2023	December 31, 2022
Deferred tax assets:
Deferred revenue	$156	$118
Compensation-related accruals	191	118
Inventory reserves	102	139
Warranty reserves	115	82
Uncollectible receivable reserves	16	50
Net operating losses	316	594
Depreciation and amortization	1,863	-
Other	111	80
Total deferred tax assets	2,870	1,181
Valuation allowance	(2,607)	(1,084)
Net deferred tax assets after valuation allowance	263	97
Deferred tax liabilities:
Depreciation and amortization	(388)	(626)
Total deferred tax liabilities	(388)	(626)
Net deferred tax liability	$(125)	$(529)

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income. The Company considers the scheduled reversal of taxable temporary differences, projected future taxable income and tax planning strategies in making this assessment. A cumulative loss in a particular jurisdiction in recent years is a significant piece of negative evidence with respect to the realizability that is difficult to overcome. Based on the available objective evidence including recent updates to the taxing jurisdictions generating income, the Company concluded that a valuation allowance of continuing operations of $2.6 million and $1.1 million should be recorded against the Company’s U.S. tax jurisdiction deferred tax assets as of December 31, 2023 and 2022, respectively. The overall change in valuation allowance was $1.6 million.

As a result of the Tax Cuts and Jobs Act of 2017, all Federal net operating losses that are generated beginning January 1, 2018 and beyond will carryforward indefinitely.

In general, under Section 382 of the Internal Revenue Code of 1986, as amended (the “Code”), a corporation that undergoes an “ownership change” (defined under 382 of the Code and applicable Treasury Regulations a greater than 50 percentage point change (by value) in a corporation’s equity ownership by certain stockholders over a rolling three-year period) is subject to limitations on its ability to utilize its pre-change NOLs to offset future income. The Company has determined that the utilization of the Unbounded Media Corporation’s acquired net operating losses is subject to limitation under Section 382.

In March 2020, the Coronavirus Aid, Relief, and Economic Security Act CARES Act (the “CARES Act”), was enacted and made significant changes to Federal tax laws, including certain changes that were retroactive to the 2019 tax year. Changes in tax laws are accounted for in the period of enactment and the retroactive effects are recognized in these financial statements. There were no material income tax consequences of this enacted legislation on the reporting period of these financial statements.

The Company is subject to possible examinations not yet initiated for Federal purposes for the fiscal years 2020 through 2022. In most cases, the Company has examinations open for foreign, state, or local jurisdictions based on the particular jurisdiction’s statute of limitations.

Estimated amounts related to underpayment of income taxes, including interest and penalties, are classified as a component of income tax expense in the consolidated statements of income and were not material for the years ended December 31, 2023 and 2022. Amounts accrued for estimated underpayment of income taxes were zero as of December 31, 2023 and 2022.